BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—96.7%
COMMON STOCKS—95.7%
Communication Services—5.9%
Activision Blizzard, Inc.	71,105		$5,702,621
Alphabet, Inc., Class A*	37,984		4,667,094
Deutsche Telekom AG	154,604		3,429,979
Future PLC	182,082		1,640,609
Interpublic Group of Cos., Inc., (The)†	94,729		3,522,972
Live Nation Entertainment, Inc.*	27,694		2,213,858
Nexstar Media Group, Inc., Class A†	53,061		8,007,966
Take-Two Interactive Software, Inc.*	23,047		3,174,263
TEGNA, Inc.	195,356		3,026,065
T-Mobile US, Inc.*	19,485		2,674,316
Warner Bros Discovery, Inc.*	146,588		1,653,513
			39,713,256
Consumer Discretionary—9.4%
AutoZone, Inc.*#	1,667		3,978,862
Booking Holdings, Inc.*	2,621		6,575,486
Boyd Gaming Corp.	52,217		3,327,789
Capri Holdings Ltd.*#	40,772		1,431,097
eBay, Inc.	51,978		2,211,144
Flutter Entertainment PLC*	28,027		5,519,620
Frontdoor, Inc.*	84,572		2,607,355
Garmin Ltd.	9,661		996,532
Genting Singapore Ltd.	4,325,300		3,229,208
GVC Holdings PLC	162,012		2,670,722
H&R Block, Inc.	41,887		1,250,327
LKQ Corp.†	35,730		1,884,757
Mohawk Industries, Inc.*	28,271		2,602,063
Restaurant Brands International, Inc.#	63,555		4,633,795
Revolve Group, Inc.*#	13,500		205,470
Ross Stores, Inc.	39,506		4,093,612
Tempur Sealy International, Inc.†	88,834		3,166,044
TJX Cos., Inc., (The)†	45,839		3,519,977
Topgolf Callaway Brands Corp.*†	108,343		1,849,415
Whirlpool Corp.	9,857		1,274,412
Wyndham Hotels & Resorts, Inc.	46,594		3,180,041
Wynn Macau Ltd.*	3,343,700		2,865,190
			63,072,918
Consumer Staples—6.7%
Albertsons Cos., Inc., Class A	151,885		3,092,378
Coca-Cola European Partners PLC†	39,652		2,473,888
Dollar General Corp.	18,298		3,679,545
Hershey Co., (The)	30,910		8,027,327
Keurig Dr Pepper, Inc.†	161,522		5,026,565
Kraft Heinz Co., (The)†	107,926		4,124,932
Kroger Co., (The)#	59,342		2,689,973
Nomad Foods Ltd.*	97,036		1,654,464
Philip Morris International, Inc.	53,438		4,809,954
US Foods Holding Corp.*†	105,586		4,200,211
Walmart, Inc.	36,315		5,333,584
			45,112,821
Energy—8.3%
BP PLC - SP ADR	151,730		5,114,818
Canadian Natural Resources Ltd.	80,373		4,330,497
Cenovus Energy, Inc.	318,047		5,081,723
Halliburton Co.†	190,320		5,452,668
Kosmos Energy Ltd.*†	352,841		2,102,933
Marathon Petroleum Corp.†	53,533		5,616,147
MEG Energy Corp.*	296,166		4,474,670
Noble Corp., PLC*	119,384		4,505,552
Peabody Energy Corp.	143,822		2,611,808
Schlumberger Ltd.	129,189		5,533,165
Shell PLC - ADR	77,201		4,323,256
Valero Energy Corp.	49,853		5,336,265
Weatherford International PLC*	21,377		1,206,518
			55,690,020
Financials—16.1%
Allstate Corp., (The)†	30,488		3,306,424
Ameriprise Financial, Inc.†	21,988		6,562,758
Aon PLC, Class A	12,185		3,756,514
Arthur J Gallagher & Co.	12,496		2,503,324
Bank of America Corp.†	293,326		8,151,530
Berkshire Hathaway, Inc., Class B*†	8,291		2,662,074
Charles Schwab Corp., (The)	26,423		1,392,228
Chubb Ltd.	11,985		2,226,813
DBS Group Holdings Ltd.	66,600		1,491,179
Discover Financial Services†	27,831		2,859,357
East West Bancorp, Inc.†	59,958		2,868,990
Evercore, Inc., Class A	1,190		128,460
Everest Re Group Ltd.	8,457		2,875,549
Fifth Third Bancorp†	146,321		3,551,211
FleetCor Technologies, Inc.*†	24,139		5,468,690
Goldman Sachs Group, Inc., (The)†	6,091		1,972,875
Hana Financial Group, Inc.	51,597		1,609,565
Huntington Bancshares, Inc.†	488,106		5,032,373
ING Groep NV	157,402		1,939,366
JPMorgan Chase & Co.†	70,166		9,522,228
NatWest Group PLC	540,851		1,752,458
Nordea Bank Abp	302,498		2,986,047
Progressive Corp., (The)	17,833		2,281,019
Regions Financial Corp.†	93,045		1,606,887
Renaissance Holdings Ltd.	22,049		4,153,370
S&P Global, Inc.	2,669		980,671
Sampo Oyj, Class A	38,318		1,763,406
SLM Corp.†	101,830		1,553,926
Synchrony Financial†	17,433		539,726
Truist Financial Corp.†	76,839		2,341,284
UBS Group AG	84,726		1,602,169
United Overseas Bank Ltd.	120,100		2,481,371
W R Berkley Corp.†	50,748		2,825,649
Wells Fargo & Co.	232,300		9,247,863
White Mountains Insurance Group Ltd.	1,180		1,597,944
			107,595,298
Health Care—11.8%
Abbott Laboratories†	3,524		359,448
AbbVie, Inc.†	46,176		6,370,441
Amedisys, Inc.*	5,002		379,802
AmerisourceBergen Corp.	2,693		458,214
Amgen, Inc.	26,146		5,769,115
AMN Healthcare Services, Inc.*	8,506		807,730
AstraZeneca PLC	15,425		2,246,663
Avantor, Inc.*†	115,989		2,312,821
Boston Scientific Corp.*†	33,117		1,704,863
Bristol-Myers Squibb Co.	109,268		7,041,230
Centene Corp.*†	44,854		2,799,338
Cigna Group, (The)†	14,122		3,493,924
CVS Health Corp.†	43,697		2,972,707
Elevance Health, Inc.†	8,578		3,841,400
Envista Holdings Corp.*†	45,921		1,464,421
HCA Healthcare, Inc.	7,589		2,004,938
Humana, Inc.	5,543		2,781,865
ICON PLC*	12,688		2,702,925
IQVIA Holdings, Inc.*	11,634		2,290,851
Johnson & Johnson†	20,414		3,165,395
Medtronic PLC	12,226		1,011,824
Merck & Co., Inc.	3,245		358,280
Molina Healthcare, Inc.*	2,413		660,921
Novo Nordisk A/S, Class B	9,019		1,451,437
Pfizer, Inc.	12,186		463,312
R1 RCM, Inc.*	85,892		1,395,745
Sanofi	29,531		3,012,964
Sotera Health Co.*†	50,101		705,923
Stryker Corp.	3,209		884,336
Thermo Fisher Scientific, Inc.	1,589		807,943
UCB SA	14,068		1,228,584
UnitedHealth Group, Inc.	19,380		9,442,711
Zimmer Biomet Holdings, Inc.†	21,770		2,772,192
			79,164,263
Industrials—17.8%
Acuity Brands, Inc.	14,049		2,117,044
Advanced Drainage Systems, Inc.	10,695		1,034,955
AGCO Corp.	14,298		1,576,783
Airbus Group SE	25,069		3,292,198
Allegion PLC	29,027		3,040,288
Allison Transmission Holdings, Inc.†	48,598		2,298,685
AMETEK, Inc.†	27,377		3,971,581
ANDRITZ AG	39,474		2,121,271
ASGN, Inc.*†	41,036		2,684,986
Brink's Co., (The)	27,757		1,846,673
BWX Technologies, Inc.†	48,816		2,944,581
Carlisle Cos., Inc.	10,150		2,156,266
Caterpillar, Inc.	9,123		1,877,057
Clean Harbors, Inc.*	22,556		3,166,862
Concentrix Corp.	28,509		2,500,239
Copart, Inc.*	33,242		2,911,667
Curtiss-Wright Corp.	12,945		2,046,087
Daimler Truck Holding AG*	78,185		2,373,046
Deere & Co.	6,904		2,388,646
Dover Corp.†	19,039		2,538,470
Eaton Corp., PLC†	17,206		3,026,535
Eiffage SA	21,588		2,305,445
Ferguson PLC	19,903		2,884,144
Fortive Corp.	50,440		3,284,148
FTI Consulting, Inc.*†	26,468		4,976,249
General Dynamics Corp.	7,253		1,480,918
Grupo Aeroportuario del Pacifico SAB de CV, Class B	155,300		2,735,946
Hexcel Corp.	34,046		2,348,834
Howmet Aerospace, Inc.†	124,590		5,326,223
Leidos Holdings, Inc.†	33,781		2,636,945
Masco Corp.	36,784		1,777,403
nVent Electric PLC	74,148		3,216,540
Otis Worldwide Corp.	38,244		3,040,780
Parker-Hannifin Corp.†	10,313		3,304,698
Resideo Technologies, Inc.*†	84,761		1,358,719
Science Applications International Corp.†	65,935		6,417,454
Sensata Technologies Holding PLC	30,606		1,270,761
Siemens AG	18,404		3,028,619
SS&C Technologies Holdings, Inc.†	70,282		3,862,699
Textron, Inc.	57,824		3,577,571
Valmont Industries, Inc.	8,046		2,110,224
WESCO International, Inc.	25,210		3,463,350
Westinghouse Air Brake Technologies Corp.	28,378		2,628,654
			118,950,244
Information Technology—13.3%
Advanced Micro Devices, Inc.*	28,578		3,378,205
Amdocs Ltd.†	14,518		1,367,160
Applied Materials, Inc.	23,105		3,079,896
Arrow Electronics, Inc.*†	15,679		1,985,589
Broadcom, Inc.	11,168		9,023,297
Capgemini SE	23,263		4,058,380
Check Point Software Technologies Ltd.*	41,285		5,152,781
Cisco Systems, Inc.†	126,544		6,285,440
Cognizant Technology Solutions Corp., Class A†	46,747		2,921,220
Dell Technologies, Inc., Class C	85,424		3,827,849
Fair Isaac Corp.*	3,786		2,982,119
Flex Ltd.*†	269,620		6,845,652
Gen Digital, Inc.†	123,919		2,173,539
Jabil, Inc.†	79,508		7,117,556
Juniper Networks, Inc.	57,737		1,753,473
KLA Corp.	4,106		1,818,917
Lam Research Corp.	5,407		3,334,497
Microchip Technology, Inc.†	60,302		4,538,329
Micron Technology, Inc.	38,359		2,616,084
NetApp, Inc.	25,970		1,723,109
NXP Semiconductors NV	13,336		2,388,478
Oracle Corp.†	41,817		4,430,093
QUALCOMM, Inc.	19,142		2,170,894
Samsung Electronics Co., Ltd.	35,974		1,930,022
Teradyne, Inc.	18,999		1,903,510
Western Digital Corp.*	12,786		495,202
			89,301,291
Materials—2.7%
Avery Dennison Corp.	7,296		1,175,604
Corteva, Inc.†	101,476		5,427,951
DuPont de Nemours, Inc.†	45,473		3,055,331
FMC Corp.	36,895		3,840,032
Glencore PLC	156,761		801,701
Norsk Hydro ASA	371,785		2,250,164
Olin Corp.	24,477		1,158,007
			17,708,790
Real Estate—2.0%
Americold Realty Trust, Inc.†	63,735		1,867,435
Equity LifeStyle Properties, Inc.	21,433		1,353,923
Essex Property Trust, Inc.	11,918		2,575,003
Host Hotels & Resorts, Inc.†	61,506		1,020,999
Lamar Advertising Co., Class A	28,718		2,581,174
Regency Centers Corp.	29,329		1,650,343
VICI Properties, Inc.	71,088		2,198,752
			13,247,629
Utilities—1.7%
AES Corp., (The)	95,098		1,877,234
American Electric Power Co., Inc.	17,976		1,494,165
CenterPoint Energy, Inc.†	96,832		2,731,631
Entergy Corp.	29,647		2,911,335
FirstEnergy Corp.	60,868		2,275,855
			11,290,220
TOTAL COMMON STOCKS
(Cost $533,412,453)			640,846,750

SHORT-TERM INVESTMENTS—1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.08%(a)†	68,649		68,649
Federated Hermes U.S. Treasury Cash Reserves, 4.97%(a)†	68,649		68,649
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.88%(a)†	68,649		68,649
MSILF Treasury Securities Portfolio, 4.94%(a)†	68,649		68,649
U.S. Bank Money Market Deposit Account, 5.00%(a)	6,254,199		6,254,199
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,528,795)			6,528,795
TOTAL LONG POSITIONS—96.7%
(Cost $539,941,248)			647,375,545
SECURITIES SOLD SHORT—(28.1%)
COMMON STOCKS—(28.1%)
Communication Services—(1.8%)
Angi, Inc.*	(127,686)		(390,719)
AT&T, Inc.	(68,188)		(1,072,597)
Clear Channel Outdoor Holdings, Inc.*	(859,613)		(1,057,324)
iHeartMedia, Inc., Class A*	(92,329)		(218,820)
Lions Gate Entertainment Corp., Class A*	(154,748)		(1,593,904)
Madison Square Garden Entertainment Corp.*	(16,658)		(584,529)
Paramount Global, Class B	(116,669)		(1,774,536)
Proximus SADP	(51,628)		(400,725)
Roblox Corp., Class A*	(32,155)		(1,346,008)
Rumble, Inc.*	(91,638)		(904,467)
Telia Co., AB	(812,839)		(1,895,447)
Warner Music Group Corp., Class A	(46,059)		(1,126,143)
			(12,365,219)
Consumer Discretionary—(5.0%)
Accor SA	(39,506)		(1,315,609)
Acushnet Holdings Corp.	(37,751)		(1,689,735)
Carnival Corp.*	(101,478)		(1,139,598)
Cheesecake Factory Inc., (The)	(25,997)		(814,486)
Choice Hotels International, Inc.	(23,109)		(2,622,640)
Dick's Sporting Goods, Inc.	(10,191)		(1,299,454)
Etsy, Inc.*	(8,713)		(706,189)
Five Below, Inc.*	(8,408)		(1,450,548)
Golden Entertainment, Inc.*	(24,856)		(1,047,432)
Hyatt Hotels Corp., Class A	(15,708)		(1,688,296)
Krispy Kreme, Inc.	(70,973)		(1,060,337)
LGI Homes, Inc.*	(16,890)		(1,921,575)
Life Time Group Holdings, Inc.*	(83,440)		(1,586,194)
Lululemon Athletica, Inc.*	(1,187)		(394,001)
Mattel, Inc.*	(52,079)		(906,695)
Nokian Renkaat Oyj	(285,382)		(2,482,681)
Pearson PLC	(103,441)		(1,026,350)
Portillo's, Inc., Class A*	(43,263)		(868,288)
QuantumScape Corp.*	(426,592)		(2,768,582)
Rakuten Group, Inc.	(311,400)		(1,284,147)
Revolve Group, Inc.*	(38,041)		(578,984)
RH*	(2,516)		(616,370)
Sabre Corp.*	(301,653)		(935,124)
Soho House & Co, Inc.*	(160,593)		(966,770)
Wingstop, Inc.	(6,737)		(1,343,088)
WW International, Inc.*	(143,217)		(939,504)
			(33,452,677)
Consumer Staples—(2.3%)
B&G Foods, Inc.	(84,028)		(1,076,399)
Central Garden & Pet Co., Class A*	(51,932)		(1,783,864)
Clorox Co., (The)	(10,339)		(1,635,423)
Coca-Cola Bottlers Japan Holdings, Inc.	(160,800)		(1,783,886)
Freshpet, Inc.*	(29,962)		(1,790,529)
Hormel Foods Corp.	(58,643)		(2,243,095)
Kimberly-Clark Corp.	(20,477)		(2,749,652)
McCormick & Co., Inc.	(25,039)		(2,146,593)
			(15,209,441)
Energy—(1.2%)
Callon Petroleum Co.*	(53,376)		(1,634,907)
Chesapeake Energy Corp.	(25,243)		(1,899,536)
Comstock Resources, Inc.	(119,531)		(1,114,029)
Matador Resources Co.	(26,176)		(1,150,959)
Permian Resources Corp.	(127,550)		(1,190,041)
Vital Energy, Inc.*	(19,773)		(820,382)
			(7,809,854)
Financials—(3.1%)
Ashmore Group PLC	(735,024)		(2,054,310)
B Riley Financial, Inc.	(88,630)		(3,206,633)
Brown & Brown, Inc.	(21,485)		(1,339,160)
Cincinnati Financial Corp.	(15,407)		(1,486,776)
Credit Suisse Group AG*	(266,886)		(222,395)
Deutsche Bank AG	(36,855)		(375,244)
Erie Indemnity Co., Class A	(6,321)		(1,353,326)
Hang Seng Bank Ltd.	(227,000)		(3,039,120)
Selective Insurance Group, Inc.	(7,769)		(751,495)
SoFi Technologies, Inc.*	(249,035)		(1,728,303)
T Rowe Price Group, Inc.	(33,881)		(3,630,688)
Trupanion, Inc.*	(9,544)		(214,454)
United Bankshares, Inc.	(37,508)		(1,103,485)
			(20,505,389)
Health Care—(2.1%)
Ambu A/S, Class B*	(24,850)		(390,888)
Ascendis Pharma A/S - ADR*	(7,592)		(660,276)
Cassava Sciences, Inc.*	(14,675)		(333,269)
Celldex Therapeutics, Inc.*	(19,363)		(615,743)
Corcept Therapeutics, Inc.*	(39,792)		(934,714)
Doximity, Inc., Class A*	(33,539)		(1,028,641)
Glaukos Corp.*	(12,300)		(701,346)
GoodRx Holdings, Inc., Class A*	(185,042)		(1,004,778)
Guardant Health, Inc.*	(23,593)		(691,747)
Idorsia Ltd.*	(41,421)		(340,946)
Intra-Cellular Therapies, Inc.*	(14,836)		(880,962)
Karuna Therapeutics, Inc.*	(4,898)		(1,109,642)
Mirati Therapeutics, Inc.*	(7,301)		(271,305)
Neogen Corp.*	(67,022)		(1,172,215)
Oxford Nanopore Technologies PLC*	(133,540)		(448,849)
Revance Therapeutics, Inc.*	(26,793)		(818,794)
Rhythm Pharmaceuticals, Inc.*	(49,469)		(824,154)
Teladoc Health, Inc.*	(40,044)		(927,019)
Ventyx Biosciences, Inc.*	(17,884)		(616,461)
			(13,771,749)
Industrials—(5.9%)
AeroVironment, Inc.*	(18,024)		(1,683,622)
Array Technologies, Inc.*	(162,048)		(3,592,604)
AZEK Co., Inc., (The)*	(134,708)		(3,131,961)
Generac Holdings, Inc.*	(32,580)		(3,548,614)
Hayward Holdings, Inc.*	(235,758)		(2,560,332)
Husqvarna AB, Class B	(388,225)		(2,878,152)
InPost SA*	(325,057)		(3,516,461)
Kennametal, Inc.	(115,453)		(2,877,089)
Kratos Defense & Security Solutions, Inc.*	(129,365)		(1,699,856)
Nidec Corp.	(31,500)		(1,560,984)
Oshkosh Corp.	(31,678)		(2,338,787)
Pentair PLC	(50,220)		(2,785,703)
Proto Labs, Inc.*	(55,081)		(1,694,291)
Regal Rexnord Corp.	(22,973)		(2,983,963)
Stanley Black & Decker, Inc.	(36,779)		(2,757,322)
			(39,609,741)
Information Technology—(3.5%)
Appfolio, Inc., Class A*	(17,369)		(2,486,372)
Cognex Corp.	(44,790)		(2,461,658)
Entegris, Inc.	(30,669)		(3,227,912)
GCL Technology Holdings Ltd.*	(10,225,000)		(2,220,479)
Infinera Corp.*	(150,618)		(738,028)
Itron, Inc.*	(35,874)		(2,429,746)
Jamf Holding Corp.*	(127,908)		(2,350,949)
Palantir Technologies, Inc., Class A*	(366,071)		(5,384,905)
Unity Software, Inc.*	(78,973)		(2,347,078)
			(23,647,127)
Materials—(1.1%)
Albemarle Corp.	(7,791)		(1,507,792)
Ball Corp.	(18,125)		(927,275)
Huntsman Corp.	(49,900)		(1,185,125)
Kumba Iron Ore Ltd.	(53,067)		(1,166,768)
Siam Cement PCL, (The) - NVDR	(94,100)		(861,835)
Sociedad Quimica Minera - SP ADR	(24,133)		(1,548,615)
			(7,197,410)
Real Estate—(1.8%)
Camden Property Trust	(10,362)		(1,082,518)
Compass, Inc., Class A*	(293,907)		(1,087,456)
Digital Realty Trust, Inc.	(13,831)		(1,417,124)
Howard Hughes Corp., (The)*	(12,786)		(953,452)
Mid-America Apartment Communities, Inc.	(9,183)		(1,350,452)
Nomura Real Estate Master Fund, Inc.	(1,271)		(1,494,078)
Sagax AB, Class B	(60,854)		(1,204,637)
Segro PLC	(152,186)		(1,512,723)
Unibail-Rodamco-Westfield*	(19,442)		(894,513)
Zillow Group, Inc., Class C*	(27,240)		(1,242,416)
			(12,239,369)
Utilities—(0.3%)
Avangrid, Inc.	(63,736)		(2,392,012)
TOTAL COMMON STOCKS
(Proceeds $(211,253,291))			(188,199,988)
TOTAL SECURITIES SOLD SHORT—(28.1%)
(Proceeds $(211,253,291))			(188,199,988)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.0%)
Call Options Written—(0.0%)
AutoZone, Inc.
Expiration:
06/16/2023,
Exercise Price:
2,800.00	(10)	(2,386,840)	(1,500)
Capri Holdings Ltd.
Expiration:
06/16/2023,
Exercise Price:
45.00	(407)	(1,428,570)	(2,035)
Kroger Co., (The)
Expiration:
06/16/2023,
Exercise Price:
52.00	(237)	(1,074,321)	(1,185)
Restaurant Brands International, Inc.
Expiration:
06/16/2023,
Exercise Price:
70.00	(381)	(2,777,871)	(126,873)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(242,839))			(131,593)
Put Options Written—(0.0%)
Revolve Group, Inc.
Expiration:
06/16/2023,
Exercise Price:
20.00	(245)	(372,890)	(105,350)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(67,857))			(105,350)
TOTAL OPTIONS WRITTEN
(Premiums received $(310,696))			(236,943)
OTHER ASSETS IN EXCESS OF LIABILITIES—31.4%			210,326,568
NET ASSETS—100.0%			$669,265,182

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
NVDR	Non-Voting Depository Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2023.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at May 31, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	12/08/2025	5.08	Termination	99,275	$2,435,216	$16,154
Total Long						2,435,216	16,154

Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	12/08/2025	3.82	Termination	(50,944)	$(3,206,948)	$320,098
WiseTech Global Ltd.	Morgan Stanley	12/08/2025	3.82	Termination	(45,093)	(2,194,815)	(547,311)
						(5,401,763)	(227,213)
Brazil
Klabin SA - Unit	Bank of America	05/05/2026	4.57	Termination	(321,000)	(1,331,252)	(52,400)
Suzano SA	Bank of America	05/05/2026	4.82	Termination	(220,400)	(1,955,375)	(185,288)
						(3,286,627)	(237,688)
China
Shenzhen Goodix Technology Co., Ltd., Class A	Morgan Stanley	02/23/2026	5.08	Termination	(22,700)	(163,211)	28,211
Shenzhen Goodix Technology Co., Ltd., Class A	Goldman Sachs	12/08/2025	5.08	Termination	(153,700)	(1,105,089)	55,791
Tongwei Co., Ltd., Class A	Goldman Sachs	01/19/2026	5.08	Termination	(334,900)	(1,608,410)	341,851
						(2,876,710)	425,853
Germany
Deutsche Bank AG	Morgan Stanley	12/08/2025	3.23	Termination	(122,388)	(1,239,657)	77,969
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	12/08/2025	-0.06	Termination	(12,500)	(572,403)	122,914
South Korea
Kakaobank Corp.	Goldman Sachs	12/08/2025	5.08	Termination	(43,760)	(863,825)	63,745
Krafton, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(3,012)	(429,135)	(18,065)
Netmarble Corp.	Goldman Sachs	03/10/2026	5.08	Termination	(24,482)	(1,031,112)	59,585
Netmarble Corp.	Morgan Stanley	03/16/2026	5.08	Termination	(6,760)	(284,712)	(1,856)
						(2,608,784)	103,409
Switzerland
Credit Suisse Group AG	Morgan Stanley	12/31/2025	1.44	Termination	(166,168)	(137,459)	381,223
Credit Suisse Group AG	Morgan Stanley	12/08/2025	1.44	Termination	(785,636)	(649,902)	1,900,339
Vat Group AG	Morgan Stanley	12/08/2025	1.44	Termination	(8,138)	(3,353,491)	(971,288)
						(4,140,852)	1,310,274
Taiwan
Acer, Inc.	Goldman Sachs	12/08/2025	5.08	Termination	(1,489,000)	(1,494,937)	(326,153)
Asustek Computer, Inc.	Goldman Sachs	12/08/2025	5.08	Termination	(183,000)	(1,816,451)	(115,551)
Compal Electronics	Goldman Sachs	12/08/2025	5.08	Termination	(1,420,000)	(1,287,023)	(268,007)
Pan Jit International, Inc.	Goldman Sachs	12/08/2025	5.08	Termination	(1,101,000)	(2,508,177)	(121,616)
SDI Corporation	Goldman Sachs	12/08/2025	5.08	Termination	(201,000)	(807,859)	(81,703)
Taiwan Cement	Goldman Sachs	12/12/2025	5.08	Termination	(729,000)	(899,165)	(113,043)
						(8,813,612)	(1,026,073)
United States
Affirm Holdings, Inc.	Goldman Sachs	03/02/2026	5.08	Termination	(5,463)	(81,180)	(9,628)
Affirm Holdings, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(25,827)	(383,789)	(74,769)
Alexandria Real Estate Equities, Inc.	Goldman Sachs	03/16/2026	5.08	Termination	(1,884)	(213,759)	28,521
Alexandria Real Estate Equities, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(6,298)	(714,571)	208,023
AMERCO - Non-Voting	Morgan Stanley	12/08/2025	5.08	Termination	(25,951)	(1,201,272)	384,334
Ameresco, Inc., Class A	Goldman Sachs	04/06/2026	5.08	Termination	(18,783)	(809,172)	67,814
Ameresco, Inc., Class A	Morgan Stanley	12/08/2025	5.08	Termination	(21,091)	(908,600)	397,144
Bank of Hawaii Corp.	Goldman Sachs	03/02/2026	5.08	Termination	(8,829)	(345,655)	313,069
Bank of Hawaii Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(41,744)	(1,634,278)	1,605,893
BlackLine, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(36,233)	(1,886,652)	374,649
Ceridian HCM Holding, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(17,260)	(1,067,531)	15,534
Chipotle Mexican Grill, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(768)	(1,594,744)	(436,293)
Coinbase Global, Inc., Class A	Goldman Sachs	03/02/2026	5.08	Termination	(872)	(54,238)	(2,624)
Coinbase Global, Inc., Class A	Morgan Stanley	12/08/2025	5.08	Termination	(4,121)	(256,326)	(81,555)
Commerce Bancshares, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(53,765)	(2,578,032)	1,066,698
Community Bank System, Inc	Morgan Stanley	12/08/2025	5.08	Termination	(59,128)	(2,923,288)	763,342
Credit Acceptance Corp.	Goldman Sachs	03/02/2026	5.08	Termination	(773)	(344,511)	(759)
Credit Acceptance Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(3,653)	(1,628,069)	44,092
Cullen/Frost Bankers, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(10,428)	(1,044,886)	397,307
Cullen/Frost Bankers, Inc.	Goldman Sachs	04/06/2026	5.08	Termination	(4,664)	(467,333)	8,188
CVB Financial Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(26,525)	(318,565)	412,729
Definitive Healthcare Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(61,023)	(594,364)	116,554
Figs, Inc., Class A	Morgan Stanley	12/08/2025	5.08	Termination	(95,152)	(784,052)	(60,897)
First Financial Bankshares, Inc.	Goldman Sachs	03/02/2026	5.08	Termination	(36,381)	(942,268)	288,171
First Financial Bankshares, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(82,962)	(2,148,716)	801,413
Floor & Decor Holdings, Inc., Class A	Goldman Sachs	04/13/2026	5.08	Termination	(2,711)	(247,541)	18,135
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	12/08/2025	5.08	Termination	(21,940)	(2,003,341)	(422,784)
Glacier Bancorp, Inc.	Goldman Sachs	03/02/2026	5.08	Termination	(12,930)	(372,643)	239,930
Glacier Bancorp, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(61,131)	(1,761,795)	1,590,017
Guidewire Software, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(36,360)	(3,017,153)	(962,086)
Kinsale Capital Group, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(6,651)	(2,015,120)	(82,539)
Lowe's Cos., Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(8,644)	(1,738,568)	6,742
Moody's Corp.	Goldman Sachs	03/02/2026	5.08	Termination	(2,022)	(640,731)	(53,813)
Moody's Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(9,558)	(3,028,740)	(232,068)
Myriad Genetics, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(31,441)	(693,588)	(80,175)
National Beverage Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(40,199)	(1,986,635)	14,070
National Beverage Corp.	Goldman Sachs	12/15/2025	5.08	Termination	(2,534)	(125,230)	3,020
Novanta, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(13,027)	(2,157,271)	(215,467)
RLI Corp.	Morgan Stanley	12/08/2025	5.08	Termination	(22,213)	(2,751,080)	97,737
Rocket Cos., Inc., Class A	Goldman Sachs	03/02/2026	5.08	Termination	(20,002)	(160,416)	(2,420)
Rocket Cos., Inc., Class A	Morgan Stanley	12/08/2025	5.08	Termination	(94,567)	(758,427)	22,696
Wayfair Inc., Class A	Goldman Sachs	05/08/2026	5.08	Termination	(7,277)	(293,409)	(28,853)
Wayfair Inc., Class A	Morgan Stanley	12/08/2025	5.08	Termination	(12,039)	(485,412)	(39,729)
WD-40 Co.	Morgan Stanley	12/08/2025	5.08	Termination	(14,202)	(2,693,409)	(316,563)
WD-40 Co.	Goldman Sachs	12/15/2025	5.08	Termination	(667)	(126,497)	(15,231)
Wolfspeed, Inc.	Morgan Stanley	12/08/2025	5.08	Termination	(17,201)	(826,336)	562,989
						(52,809,193)	6,730,558
Total Short						(81,749,601)	7,280,003
Net unrealized gain/(loss) on Contracts For Difference							$7,296,157

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$39,713,256	$34,642,668	$5,070,588	$-
Consumer Discretionary	63,072,918	48,788,178	14,284,740	-
Consumer Staples	45,112,821	45,112,821	-	-
Energy	55,690,020	55,690,020	-	-
Financials	107,595,298	93,571,906	14,023,392	-
Health Care	79,164,263	71,224,615	7,939,648	-
Industrials	118,950,244	105,829,665	13,120,579	-
Information Technology	89,301,291	83,312,889	5,988,402	-
Materials	17,708,790	14,656,925	3,051,865	-
Real Estate	13,247,629	13,247,629	-	-
Utilities	11,290,220	11,290,220	-	-
Short-Term Investments	6,528,795	6,528,795	-	-
Contracts For Difference
Equity Contracts	13,216,691	13,216,691	-	-
Total Assets	$660,592,236	$597,113,022	$63,479,214	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(12,365,219)	$(10,069,047)	$(2,296,172)	$-
Consumer Discretionary	(33,452,677)	(27,343,890)	(6,108,787)	-
Consumer Staples	(15,209,441)	(13,425,555)	(1,783,886)	-
Energy	(7,809,854)	(7,809,854)	-	-
Financials	(20,505,389)	(14,814,320)	(5,691,069)	-
Health Care	(13,771,749)	(13,039,915)	(731,834)	-
Industrials	(39,609,741)	(31,654,144)	(7,955,597)	-
Information Technology	(23,647,127)	(21,426,648)	(2,220,479)	-
Materials	(7,197,410)	(6,335,575)	(861,835)	-
Real Estate	(12,239,369)	(7,133,418)	(5,105,951)	-
Utilities	(2,392,012)	(2,392,012)	-	-
Options Written
Equity Contracts	(236,943)	(131,593)	(105,350)	-
Contracts For Difference
Equity Contracts	(5,920,534)	(5,920,534)	-	-
Total Liabilities	$(194,357,465)	$(161,496,505)	$(32,860,960)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.

The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.